SEGMENT AND GEOGRAPHICAL DISCLOSURES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Revenue	$ 13,401,000	$ 1,190,000	$ 22,294,000	$ 1,339,000	$ 16,566,295	$ 924,419
Long-lived assets					3,850,727	617,211
Total Assets	22,033,000		22,033,000		21,216,000	3,566,419
US [Member]
Revenue	12,868,000	1,077,000	21,325,000	1,321,000	15,497,606	536,471
Long-lived assets					3,850,727	614,027
Total Assets					18,524,699	2,307,257
South Africa [Member]
Revenue	$ 533,000	$ 113,000	$ 969,000	$ 18,000	1,068,689	387,948
Long-lived assets					274,893
Total Assets					$ 2,691,421	1,208,747
Canada [Member]
Long-lived assets						3,184
Total Assets						$ 50,415